Equity - Additional information (Details)							1 Months Ended	12 Months Ended			13 Months Ended
	Nov. 04, 2025 EUR (€)	May 14, 2025 € / shares	Apr. 11, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 06, 2025 EUR (€)	May 15, 2024 EUR (€) NUMBER € / shares shares	Mar. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€)	Mar. 31, 2025 EUR (€)
Change in non‐controlling interest								€ 5,072,000,000	€ 588,000,000
Equity								4,847,000,000	2,863,000,000
Share capital								€ 4,005,000,000	4,005,000,000
Dividends recognised as distributions to owners per share | € / shares						€ 1.05
Number of treasury shares cancelled | shares						315,000,000		137,725,411
Purchase of shares, maximum authorised amount						€ 3,500,000,000
Number of treasury shares purchased | shares						102,255,755		128,453,526
Purchase of treasury shares						€ 1,520,000,000		€ 1,881,000,000	2,003,000,000	€ 1,837,000,000
Treasury shares								2,782,000,000	2,883,000,000
Cancellation of treasury shares								1,908,000,000
Distributable reserves								€ 38,000,000
Number of tranches for dividend distributions | NUMBER						4
Number of shares authorised for purchase of ordinary shares | shares						315,000,000
Managers
Treasury shares assigned | shares								1,492,968
Employees
Treasury shares assigned | shares								3,289,345
2024 buy-back plan
Share buy-back plan, Authorized amount								€ 1,800,000,000
Percentage of shares purchased under buy-back plan								84.00%
Perpetual subordinated bonds
Notional amount								€ 5,000,000,000	5,000,000,000
Perpetual subordinated bond, one | Five Year Euro Mid Swap Rate
Notional amount								€ 1,500,000,000
Term of the bonds								9 years
Reoffer price (as a percent)								100.00%
Annual fixed coupon (as a percent)								3.375%
Initial spread on variable rate (as a percent)								364.10%
Additional spread on variable rate (as a percent)								25.00%
Subsequent spread to additional spread on variable rate (as a percent)								75.00%
Perpetual subordinated bond, two | Five Year Euro Mid Swap Rate
Notional amount								€ 1,000,000,000
Term of the bonds								6 years
Reoffer price (as a percent)								100.00%
Annual fixed coupon (as a percent)								2.00%
Initial spread on variable rate (as a percent)								220.40%
Additional spread on variable rate (as a percent)								25.00%
Subsequent spread to additional spread on variable rate (as a percent)								75.00%
Perpetual subordinated bond three | Five Year Euro Mid Swap Rate
Notional amount								€ 1,000,000,000
Term of the bonds								9 years
Reoffer price (as a percent)								99.607%
Annual fixed coupon (as a percent)								2.75%
Initial spread on variable rate (as a percent)								277.10%
Additional spread on variable rate (as a percent)								25.00%
Subsequent spread to additional spread on variable rate (as a percent)								75.00%
Perpetual subordinated bond four | Five Year Euro Mid Swap Rate
Notional amount								€ 900,000,000
Term of the bonds								6 years 3 months
Reoffer price (as a percent)								99.354%
Annual fixed coupon (as a percent)								4.50%
Initial spread on variable rate (as a percent)								208.30%
Additional spread on variable rate (as a percent)								25.00%
Subsequent spread to additional spread on variable rate (as a percent)								75.00%
Period for annual coupon rate reset after the initial reset date of bonds								5 years
Perpetual subordinated bond, five | Five Year Euro Mid Swap Rate
Notional amount								€ 600,000,000
Term of the bonds								9 years 3 months
Reoffer price (as a percent)								99.114%
Annual fixed coupon (as a percent)								4.875%
Initial spread on variable rate (as a percent)								239.90%
Additional spread on variable rate (as a percent)								25.00%
Subsequent spread to additional spread on variable rate (as a percent)								75.00%
Period for annual coupon rate reset after the initial reset date of bonds								5 years
September 2025
Dividends recognised as distributions to owners per share | € / shares		€ 0.26
November 2025
Dividends recognised as distributions to owners per share | € / shares		0.26
March 2026
Dividends recognised as distributions to owners per share | € / shares		0.26
May 2026
Dividends recognised as distributions to owners per share | € / shares		€ 0.27
Enilive Group | KKR private equity fund
Change in non‐controlling interest					€ 500,000,000
Percentage of ownership interest divested			5.00%		25.00%
Proceeds from non‐controlling interest			€ 601,000,000		€ 2,968,000,000
Non controlling interest (%) (as a percent)								30.00%
Eni Plenitude Group | Energy Infrastructure Partners [member]
Change in non‐controlling interest				€ 209,000,000			€ 588,000,000				€ 800,000,000
Percentage of ownership interest divested				10.00%
Eni Plenitude Group | Ares Capital private equity fund
Change in non‐controlling interest	€ 2,003,000,000
Percentage of ownership interest divested	20.00%
Eni Marine Services SpA
Change in non‐controlling interest								€ (223,000,000)
ENI SpA
Share capital								€ 4,005,358,876	€ 4,005,358,876
ENI SpA | Ordinary shares
Number of shares issued | shares								3,146,765,114	3,284,490,525
Number of treasury shares | shares								189,083,769	203,137,967